Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current assets
Accounts receivable, allowances	$ 8,332	$ 7,016
Shareholders' Equity
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares authorized	2,500,000	2,500,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0	$ 0
Common stock, shares authorized	80,000,000	80,000,000
Common stock, shares issued	54,213,000	54,213,000
Treasury stock, shares	12,246,000	11,611,000